Costs of services and general and administrative costs - Summary of Operating Lease (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information About Operating Cost [line items]
Operating lease rentals, net of sublease income	£ 570.5	£ 580.6	£ 555.1
Land and buildings [member]
Disclosure Of Information About Operating Cost [line items]
Land and buildings	585.3	586.6	556.1
Sublease income	(25.4)	(17.9)	(11.6)
Operating lease rentals, net of sublease income	559.9	568.7	544.5
Plant and machinery [member]
Disclosure Of Information About Operating Cost [line items]
Land and buildings	£ 10.6	£ 11.9	£ 10.6